Operating Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Operating Leases Future Minimum Payments Receivable (Details) [Abstract]
2014	$ 609,521
2015	524,898
2016	456,143
2016	354,705
2017	277,940
Thereafter	1,002,340
Total	$ 3,225,547